Property, Plant and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net, consisted of the following:

	As of June 30,
	2025	2024
Buildings	$5,068,529	$4,996,273
Transportation equipment	114,080	142,907
Office and electronic equipment	589,793	567,868
Construction in progress	81,275,455	19,890,915
Total property, plant, and equipment	87,047,857	25,597,963
Less: accumulated depreciation	(2,424,738)	(2,234,611)
Property, plant and equipment, net	$84,623,119	$23,363,352